Issued Share Capital and Other Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Summary of Other Reserves
Other reserves

	2020	2019	2018
	(in € millions)
Currency translation
At January 1	(11)	(15)	(7)
Currency translation	(43)	4	(6)
Gains reclassified to consolidated statement of operations	—	—	(2)
At December 31	(54)	(11)	(15)
Short term investments
At January 1	1	(4)	(5)
Gains/(losses) on fair value that may be subsequently reclassified to consolidated statement of operations	8	7	(2)
(Gains)/losses reclassified to consolidated statement of operations	(3)	—	2
Deferred tax	(1)	(2)	1
At December 31	5	1	(4)
Long term investments
At January 1	444	561	(11)
Gains/(losses) on fair value not to be subsequently reclassified to consolidated statement of operations	777	(149)	720
Deferred tax	(162)	32	(148)
At December 31	1,059	444	561
Cash flow hedges
At January 1	(4)	(1)	—
Gains/(losses) on fair value that may be subsequently reclassified to consolidated statement of operations	5	(7)	1
(Gains)/losses reclassified to revenue	(15)	10	(5)
Losses/(gains) reclassified to cost of revenue	11	(7)	3
Deferred tax	—	1	—
At December 31	(3)	(4)	(1)
Share-based compensation
At January 1	494	334	200
Share-based compensation (Note 19)	181	127	88
Income tax impact associated with share-based payments (Note 10)	34	26	48
Issuance of share-based compensation in conjunction with business combinations (Note 5)	—	13	—
Restricted stock units withheld for employee taxes	(29)	(6)	(2)
At December 31	680	494	334
Other reserves at December 31	1,687	924	875